Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Real Assets Fund, Inc.
Entity Central Index Key	0001533503
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class A
Trading Symbol	RAPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.15%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 3.97% total return in the 12 months ended December 31, 2024, compared with the Blended Benchmark,[1] which returned 3.92%, and the MSCI World Index - net, which returned 18.67%.

Security selection in global natural resources was the most significant contributor to relative performance compared with the Blended Benchmark[1] during the year. This was led by an out-of-benchmark allocation in packaged foods & meats and security selection in the oil & gas exploration & production sector. However, the positive effect of the Fund's selection in natural resource equities was partially offset by an overweight allocation to the asset class, which declined in the period. Security selection and an overweight allocation in global listed infrastructure also contributed to relative performance. In particular, the portfolio's stock selection in the midstream energy and electric utilities sectors bolstered relative returns. Security selection in global real estate securities further aided relative returns, primarily driven by favorable selection and overweight allocations in both health care and data centers, and stock selection in the specialty sector.

Commodities modestly outperformed the Fund's blended benchmark, and our security selection and underweight allocation in the asset class was a drag on relative performance. The Fund's underweight allocation to gold also detracted from relative performance in the year. The metal rose to record highs as the traditional inverse relationship between gold and U.S. real (inflation-adjusted) yields and the dollar weakened in 2024. The rally in gold occurred despite slightly higher real yields and a strong U.S. dollar, amid strong central bank buying and as investors assigned a higher geopolitical risk premium.

Top contributing categories	Top detracting categories
Global Natural Resource Securities	Commodities
Global Infrastructure	Gold
Global Real Estate Securities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge[2]	-0.70%	4.05%	2.98%
Without sales charge	3.97%	5.01%	3.45%
Blended Benchmark[1]	3.92%	4.25%	3.48%
MSCI World Index - net	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 23, 2024
Net Assets	$ 1,060,739,195
Holdings Count | shares	339
Advisory Fees Paid, Amount	$ 4,901,371
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$1,060,739,195
Number of portfolio holdings (including derivatives)	339
Portfolio turnover rate	113%
Net advisory fees paid	$4,901,371

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Strategy breakdown[5]	(%)
Commodity Futures	27.0%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	17.8%
Global Natural Resources Equities	15.6%
Fixed Income	9.8%
Gold	5.7%

Country diversification[3,6]	(%)
United States	47.7%
Canada	6.6%
Australia	3.2%
Japan	2.9%
France	2.5%
United Kingdom	2.3%
Hong Kong	1.1%
Brazil	1.0%
Germany	0.9%
Other (includes short-term investments)	31.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

Material Fund Change Strategies [Text Block]
How has the Fund changed?
Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Updated Prospectus Web Address	www.cohenandsteers.com/fund-literature
Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class C
Trading Symbol	RAPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.80%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 3.23% total return in the 12 months ended December 31, 2024, compared with the Blended Benchmark,[1] which returned 3.92%, and the MSCI World Index - net, which returned 18.67%.

Security selection in global natural resources was the most significant contributor to relative performance compared with the Blended Benchmark[1] during the year. This was led by an out-of-benchmark allocation in packaged foods & meats and security selection in the oil & gas exploration & production sector. However, the positive effect of the Fund's selection in natural resource equities was partially offset by an overweight allocation to the asset class, which declined in the period. Security selection and an overweight allocation in global listed infrastructure also contributed to relative performance. In particular, the portfolio's stock selection in the midstream energy and electric utilities sectors bolstered relative returns. Security selection in global real estate securities further aided relative returns, primarily driven by favorable selection and overweight allocations in both health care and data centers, and stock selection in the specialty sector.

Commodities modestly outperformed the Fund's blended benchmark, and our security selection and underweight allocation in the asset class was a drag on relative performance. The Fund's underweight allocation to gold also detracted from relative performance in the year. The metal rose to record highs as the traditional inverse relationship between gold and U.S. real (inflation-adjusted) yields and the dollar weakened in 2024. The rally in gold occurred despite slightly higher real yields and a strong U.S. dollar, amid strong central bank buying and as investors assigned a higher geopolitical risk premium.

Top contributing categories	Top detracting categories
Global Natural Resource Securities	Commodities
Global Infrastructure	Gold
Global Real Estate Securities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge	2.23%[2]	4.36%	2.76%
Without sales charge	3.23%	4.36%	2.76%
Blended Benchmark[1]	3.92%	4.25%	3.48%
MSCI World Index - net	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 23, 2024
Net Assets	$ 1,060,739,195
Holdings Count | shares	339
Advisory Fees Paid, Amount	$ 4,901,371
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$1,060,739,195
Number of portfolio holdings (including derivatives)	339
Portfolio turnover rate	113%
Net advisory fees paid	$4,901,371

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Strategy breakdown[5]	(%)
Commodity Futures	27.0%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	17.8%
Global Natural Resources Equities	15.6%
Fixed Income	9.8%
Gold	5.7%

Country diversification[3,6]	(%)
United States	47.7%
Canada	6.6%
Australia	3.2%
Japan	2.9%
France	2.5%
United Kingdom	2.3%
Hong Kong	1.1%
Brazil	1.0%
Germany	0.9%
Other (includes short-term investments)	31.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

Material Fund Change Strategies [Text Block]
How has the Fund changed?
Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Updated Prospectus Web Address	www.cohenandsteers.com/fund-literature
Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class I
Trading Symbol	RAPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 4.33% total return in the 12 months ended December 31, 2024, compared with the Blended Benchmark,[1] which returned 3.92%, and the MSCI World Index - net, which returned 18.67%.

Security selection in global natural resources was the most significant contributor to relative performance compared with the Blended Benchmark[1] during the year. This was led by an out-of-benchmark allocation in packaged foods & meats and security selection in the oil & gas exploration & production sector. However, the positive effect of the Fund's selection in natural resource equities was partially offset by an overweight allocation to the asset class, which declined in the period. Security selection and an overweight allocation in global listed infrastructure also contributed to relative performance. In particular, the portfolio's stock selection in the midstream energy and electric utilities sectors bolstered relative returns. Security selection in global real estate securities further aided relative returns, primarily driven by favorable selection and overweight allocations in both health care and data centers, and stock selection in the specialty sector.

Commodities modestly outperformed the Fund's blended benchmark, and our security selection and underweight allocation in the asset class was a drag on relative performance. The Fund's underweight allocation to gold also detracted from relative performance in the year. The metal rose to record highs as the traditional inverse relationship between gold and U.S. real (inflation-adjusted) yields and the dollar weakened in 2024. The rally in gold occurred despite slightly higher real yields and a strong U.S. dollar, amid strong central bank buying and as investors assigned a higher geopolitical risk premium.

Top contributing categories	Top detracting categories
Global Natural Resource Securities	Commodities
Global Infrastructure	Gold
Global Real Estate Securities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2024)
	1 Year	5 Years	10 Years
Class I2	4.33%	5.40%	3.79%
Blended Benchmark[1]	3.92%	4.25%	3.48%
MSCI World Index - net	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 23, 2024
Net Assets	$ 1,060,739,195
Holdings Count | shares	339
Advisory Fees Paid, Amount	$ 4,901,371
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$1,060,739,195
Number of portfolio holdings (including derivatives)	339
Portfolio turnover rate	113%
Net advisory fees paid	$4,901,371

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Strategy breakdown[5]	(%)
Commodity Futures	27.0%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	17.8%
Global Natural Resources Equities	15.6%
Fixed Income	9.8%
Gold	5.7%

Country diversification[3,6]	(%)
United States	47.7%
Canada	6.6%
Australia	3.2%
Japan	2.9%
France	2.5%
United Kingdom	2.3%
Hong Kong	1.1%
Brazil	1.0%
Germany	0.9%
Other (includes short-term investments)	31.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

Material Fund Change Strategies [Text Block]
How has the Fund changed?
Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Updated Prospectus Web Address	www.cohenandsteers.com/fund-literature
Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class R
Trading Symbol	RAPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.30%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 3.78% total return in the 12 months ended December 31, 2024, compared with the Blended Benchmark,[1] which returned 3.92%, and the MSCI World Index - net, which returned 18.67%.

Security selection in global natural resources was the most significant contributor to relative performance compared with the Blended Benchmark[1] during the year. This was led by an out-of-benchmark allocation in packaged foods & meats and security selection in the oil & gas exploration & production sector. However, the positive effect of the Fund's selection in natural resource equities was partially offset by an overweight allocation to the asset class, which declined in the period. Security selection and an overweight allocation in global listed infrastructure also contributed to relative performance. In particular, the portfolio's stock selection in the midstream energy and electric utilities sectors bolstered relative returns. Security selection in global real estate securities further aided relative returns, primarily driven by favorable selection and overweight allocations in both health care and data centers, and stock selection in the specialty sector.

Commodities modestly outperformed the Fund's blended benchmark, and our security selection and underweight allocation in the asset class was a drag on relative performance. The Fund's underweight allocation to gold also detracted from relative performance in the year. The metal rose to record highs as the traditional inverse relationship between gold and U.S. real (inflation-adjusted) yields and the dollar weakened in 2024. The rally in gold occurred despite slightly higher real yields and a strong U.S. dollar, amid strong central bank buying and as investors assigned a higher geopolitical risk premium.

Top contributing categories	Top detracting categories
Global Natural Resource Securities	Commodities
Global Infrastructure	Gold
Global Real Estate Securities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2024)
	1 Year	5 Years	10 Years
Class R2	3.78%	4.88%	3.28%
Blended Benchmark[1]	3.92%	4.25%	3.48%
MSCI World Index - net	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 23, 2024
Net Assets	$ 1,060,739,195
Holdings Count | shares	339
Advisory Fees Paid, Amount	$ 4,901,371
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$1,060,739,195
Number of portfolio holdings (including derivatives)	339
Portfolio turnover rate	113%
Net advisory fees paid	$4,901,371

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Strategy breakdown[5]	(%)
Commodity Futures	27.0%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	17.8%
Global Natural Resources Equities	15.6%
Fixed Income	9.8%
Gold	5.7%

Country diversification[3,6]	(%)
United States	47.7%
Canada	6.6%
Australia	3.2%
Japan	2.9%
France	2.5%
United Kingdom	2.3%
Hong Kong	1.1%
Brazil	1.0%
Germany	0.9%
Other (includes short-term investments)	31.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

Material Fund Change Strategies [Text Block]
How has the Fund changed?
Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Updated Prospectus Web Address	www.cohenandsteers.com/fund-literature
Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class Z
Trading Symbol	RAPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 4.34% total return in the 12 months ended December 31, 2024, compared with the Blended Benchmark,[1] which returned 3.92%, and the MSCI World Index - net, which returned 18.67%.

Security selection in global natural resources was the most significant contributor to relative performance compared with the Blended Benchmark[1] during the year. This was led by an out-of-benchmark allocation in packaged foods & meats and security selection in the oil & gas exploration & production sector. However, the positive effect of the Fund's selection in natural resource equities was partially offset by an overweight allocation to the asset class, which declined in the period. Security selection and an overweight allocation in global listed infrastructure also contributed to relative performance. In particular, the portfolio's stock selection in the midstream energy and electric utilities sectors bolstered relative returns. Security selection in global real estate securities further aided relative returns, primarily driven by favorable selection and overweight allocations in both health care and data centers, and stock selection in the specialty sector.

Commodities modestly outperformed the Fund's blended benchmark, and our security selection and underweight allocation in the asset class was a drag on relative performance. The Fund's underweight allocation to gold also detracted from relative performance in the year. The metal rose to record highs as the traditional inverse relationship between gold and U.S. real (inflation-adjusted) yields and the dollar weakened in 2024. The rally in gold occurred despite slightly higher real yields and a strong U.S. dollar, amid strong central bank buying and as investors assigned a higher geopolitical risk premium.

Top contributing categories	Top detracting categories
Global Natural Resource Securities	Commodities
Global Infrastructure	Gold
Global Real Estate Securities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2024)
	1 Year	5 Years	10 Years
Class Z2	4.34%	5.41%	3.80%
Blended Benchmark[1]	3.92%	4.25%	3.48%
MSCI World Index - net	18.67%	11.16%	9.95%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 23, 2024
Net Assets	$ 1,060,739,195
Holdings Count | shares	339
Advisory Fees Paid, Amount	$ 4,901,371
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$1,060,739,195
Number of portfolio holdings (including derivatives)	339
Portfolio turnover rate	113%
Net advisory fees paid	$4,901,371

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Strategy breakdown[5]	(%)
Commodity Futures	27.0%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	17.8%
Global Natural Resources Equities	15.6%
Fixed Income	9.8%
Gold	5.7%

Country diversification[3,6]	(%)
United States	47.7%
Canada	6.6%
Australia	3.2%
Japan	2.9%
France	2.5%
United Kingdom	2.3%
Hong Kong	1.1%
Brazil	1.0%
Germany	0.9%
Other (includes short-term investments)	31.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

Material Fund Change Strategies [Text Block]
How has the Fund changed?
Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Updated Prospectus Web Address	www.cohenandsteers.com/fund-literature